Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS
We have determined that there were no events that have occurred that require recognition or disclosure, other than certain events and transactions that have been disclosed elsewhere in these consolidated financial statements.

19. SUBSEQUENT EVENTS
Distributions—Distributions paid to stockholders and OP unit holders of record subsequent to December 31, 2020 were as follows (in thousands):

Month	Date of Record	Monthly Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested Through the DRIP	Net Cash Distribution
December	12/28/2020	$0.02833333	1/12/2021	$9,001	$2,461	$6,540
January	1/15/2021	$0.02833333	2/1/2021	9,042	2,455	6,587
February	2/15/2021	$0.02833333	3/1/2021	9,051	2,453	6,598
On March 10, 2021, our Board authorized distributions for March 2021 to the stockholders of record at the close of business on March 19, 2021 equal to a monthly amount of $0.02833333 per share of common stock. OP unit holders will receive distributions at the same rate as common stockholders. We pay distributions to stockholders and OP unit holders based on monthly record dates, and we expect to pay the March 2021 distributions on April 1, 2021.